Consolidated Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Services	$ 57,655	$ 59,453	$ 60,721
Sales	40,049	43,014	44,063
Financing	2,047	2,040	2,132
Total revenue	99,751	104,507	106,916
Cost:
Services	37,564	39,166	40,740
Sales	12,572	13,956	14,973
Financing	1,110	1,087	1,065
Total cost	51,246	54,209	56,778
Gross profit	48,505	50,298	50,138
Expense and other income:
Selling, general and administrative	23,502	23,553	23,594
Research, development and engineering (Note O)	6,226	6,302	6,258
Intellectual property and custom development income	(822)	(1,074)	(1,108)
Other (income) and expense	(327)	(843)	(20)
Interest expense (Note D&J)	402	459	411
Total expense and other (income)	28,981	28,396	29,135
Income before income taxes	19,524	21,902	21,003
Provision for income taxes (Note N)	3,041	5,298	5,148
Net income	$ 16,483	$ 16,604	$ 15,855
Earnings per share of common stock:
Assuming dilution (in dollars per share) (Note P)	$ 14.94	$ 14.37	$ 13.06
Basic (in dollars per share) (Note P)	$ 15.06	$ 14.53	$ 13.25
Weighted-average number of common shares outstanding:
Assuming dilution (in shares)	1,103,042,156	1,155,449,317	1,213,767,985
Basic (in shares)	1,094,486,604	1,142,508,521	1,196,951,006